Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, par value	[1]
Ordinary shares, shares issued	[1]		91,756
Ordinary shares, shares outstanding	[1]		91,756
Class A Ordinary Shares
Ordinary shares, shares issued	[1]	958,077
Ordinary shares, shares outstanding	[1]	958,077
Class B Ordinary Shares
Ordinary shares, shares issued	[1]	4

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.